As filed with the Securities and Exchange Commission on May 1, 1998
                                                     Registration No. 333-44487




                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      |X|
                         Pre-Effective Amendment No. ___                |_|
                       Post-Effective Amendment No.  1                  |X|
                                                    ---

                        (Check Appropriate Box or Boxes.)


                                   ARK Funds*
               (Exact Name of Registrant as Specified in Charter)

                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Address of Principal Executive Office)

       Registrant's Telephone Number, including Area Code: (610) 676-1000

                               Kathryn L. Stanton
                          Vice President and Secretary
                                    ARK Funds
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and Address of Agent for Service)

                                   Copies to:

    Alan C. Porter, Esq.                        Matthew G. Maloney, Esq.
   Piper & Marbury L.L.P.                Dickstein Shapiro Morin & Oshinsky LLP
1200 Nineteenth Street, N.W.                       2101 L Street, N.W.
 Washington, DC 20036-2430                      Washington, DC 20037-1526

It is proposed that this filing will become effective upon filing pursuant to Rule 485(b).

     No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 33-53690).
___________________________________

   *   Relating to shares of ARK Pennsylvania Tax-Free Portfolio.

                                    ARK FUNDS


                                     PART A





     The information required by Items 1 through 9 of Form N-14 is incorporated herein by reference to Part A of the Registration Statement filed with the Commission on February 13, 1998.

                                    ARK FUNDS


                                     PART B


         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

     The  information   required  by  Items  10  through  14  of  Form  N-14  is
incorporated herein by reference to Part B of the Registration Statement filed with the Commission on February 13, 1998.

                                     PART C

                                OTHER INFORMATION

Item 15.        Indemnification

     Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated herein by reference. The Registrant participates in a group liability policy under which the Registrant and its trustees, officers and affiliated persons are insured against certain liabilities.

Item 16.        Exhibits

         (1) (a) Declaration of Trust dated October 22, 1992 is incorporated by reference to Exhibit 1 to the Registrant's Registration Statement on Form N-1A (File No. 33-53690) ("Form N-1A").

                (b) Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated herein by reference to Exhibit 1(b) to Form N-1A.

                (c) Supplement dated March 23, 1993 to the Amended and Restated Declaration of Trust dated March 19, 1993 is incorporated herein by reference to Exhibit 1(c) to Form N-1A.

         (2) By-Laws of the Registrant are incorporated herein by reference to Exhibit 1(d) to Form N-1A.

         (3)    Not applicable.

         (4)    Agreement and Plan of Reorganization is included in Part A.

         (5)    Not applicable.

         (6) (a) Investment Advisory Agreement dated July 13, 1995, between the Registrant and Allied Investment Advisors, Inc. is incorporated herein by reference to Exhibit 5 to Form N-1A.

                (b) Investment Advisory Agreement between the Registrant and Allied Investment Advisors, Inc. (relating to the Acquiring Funds which are shell portfolios) is incorporated herein by reference to Exhibit 5 to Form N-1A.

         (7) Distribution Agreement dated November 1, 1995, between the Registrant and SEI Financial
                Services Company is incorporated herein by reference to Exhibit 6(a) to Form N-1A.

         (8)    Not applicable.

         (9) Custody Agreement dated as of April 1, 1997, between the Registrant and FMB Trust Company, National Association is incorporated herein by reference to Exhibit 8 to Form N-1A.

         (10)   (a) Rule 18f-3 Plan is incorporated herein by reference to
                Exhibit 18 to Form N-1A.

                (b) Shareholder Services Plan for Institutional Class Shares is incorporated herein by reference to Exhibit 15(c) to Form N-1A.

         (11) Opinion and consent of legal counsel is incorporated herein by reference to Registrant's Form 24f-2 Notice filed with the Commission.

         (12) Opinion and consent of Piper & Marbury L.L.P. as to tax matters.*

         (13) (a) Administration Agreement dated November 1, 1995, between the Registrant and SEI Financial Management Corporation is incorporated herein by reference to Exhibit 6(b) to Form N-1A.

                (b) Sub-Administration Agreement dated January 1, 1998, between SEI Investments Management Corporation and FMB Trust Company, National Association is incorporated herein by reference to
                Exhibit 9 to Form N-1A.

                (c) Transfer Agency and Service Agreement dated November 1, 1995, between the Registrant and SEI Financial Management Corporation is incorporated herein by reference to Exhibit 9 to Form N-1A.

         (14) (a) Consent of KPMG Peat Marwick LLP, independent auditors of the Registrant.**

               (b) Consent of Ernst & Young LLP, independent auditors of Marketvest Funds.**

         (15)  Not applicable.

         (16) Powers of Attorney of Trustees of the Registrant are incorporated herein by reference to Form N-1A.

         (17) (a) Prospectus of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 17 to Form N-1A filed with the Commission on February 6, 1998.

               (b) Statement of Additional Information of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 17 to Form N-1A filed with the Commission on February 6, 1998.

               (c) Combined Prospectus for the Marketvest Group of Funds dated June 30, 1997 is incorporated herein by reference to Post-Effective Amendment No. 4 to Marketvest Funds' Registration Statement on Form N-1A filed with the Commission on June 26, 1997.

               (d) Combined Statement of Additional Information of the Marketvest Group of Funds dated June 30, 1997 is incorporated herein by reference to Post-Effective Amendment No. 4 to Marketvest Funds' Registration Statement on Form N-1A filed with the Commission on June 26, 1997.

               (e) Annual Report to Shareholders of the Registrant for the fiscal year ended April 30, 1997 is incorporated herein by reference to Registrant's filing with the Commission pursuant to Rule 30b-2 on June 27, 1997.

               (f) Semi-Annual Report to Shareholders of the Registrant for the six months ended October 31, 1997 is incorporated herein by reference to Registrant's filing with the Commission pursuant to Rule 30b-2 on December 29, 1997.

               (g) Combined Annual Report to Shareholders of the Marketvest Group of Funds for the fiscal year ended February 28, 1997 is incorporated herein by reference to Marketvest Funds' filing with the Commission pursuant to Rule 30b-2 on April 21, 1997.

               (h) Combined Semi-Annual Report to Shareholders of the Marketvest Group of Funds for the six months ended August 31, 1997 is incorporated herein by reference to Marketvest Funds' filing with the Commission pursuant to Rule 30b-2 on October 30, 1997.


          * Filed herewith.
         ** Previously filed.

Item 17.        Undertakings

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant in the City of Baltimore, and State of Maryland, on the 1st day of May, 1998.

                                         ARK FUNDS





                                         By:   /s/ David D. Downes
                                               --------------------------------
                                               David D. Downes, President


     As required by the Securities Act of 1933,  this  Post-Effective  Amendment
No. 1 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



/s/ David D. Downes                 President (principal executive officer) and
------------------------------      Trustee
David D. Downes



/s/ James F. Volk                   Treasurer, Controller  and Chief  Financial
------------------------------      Officer (principal financial and accounting
James F. Volk                       officer)


            *                       Trustee
------------------------------
William H. Cowie, Jr.


             *                      Trustee
------------------------------
Charlotte Kerr


             *                      Trustee
------------------------------
George K. Reynolds, III


             *                      Trustee
------------------------------
Thomas Schweizer



* By:  /s/ Alan C. Porter           May 1, 1998
------------------------------
       Alan C. Porter
       Attorney-in-Fact

An original power-of-attorney authorizing Alan C. Porter to execute amendments to this Registration Statement for each trustee of the Registrant on whose behalf this amendment to the Registration Statement is filed has been executed and filed with the Securities and Exchange Commission.